KIRR MARBACH PARTNERS FUNDS, INC.
Kirr Marbach Partners Value Fund
SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Dated April 12, 2022

Supplement to Prospectus dated January 27, 2022

The Prospectus dated January 27, 2022 is being supplemented to reflect the retirement of Mark E. Chesnut. Mr. Chesnut, an “independent director,” is replaced by Thomas J. Thornburg, and accordingly, the Prospectus is updated to reflect this change as indicated below.

Page 18 of Prospectus

The reference to Mark E. Chesnut on page 18 of the Prospectus is replaced by a reference to Thomas J. Thornburg.

Supplement to Statement of Additional Information dated January 27, 2022

The Statement of Additional Information (the “SAI”) dated January 27, 2022 is being supplemented to reflect the retirement of Mark E. Chesnut. Mr. Chesnut, an “independent director,” is replaced by Thomas J. Thornburg, and accordingly, the SAI is updated to reflect this change as indicated below.

Page 13 of SAI

The entry in the Independent Director table on page 13 of the SAI for Mark E. Chesnut is replaced with the following entry:

Name and Age	Position with the Corporation	Term of Office and Length of Time Served	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held During Past 5 Years
Thomas J. Thornburg (Born 1967)	Director	Indefinite term since 2022	LLC Member, CEO, Sacoma Specialty Products, LLC (2020-Present) LLC Manager, Brown Hill	1	None

Landscape, LLC (2020-Present) LLC Manager, Value Creation Advising (2017-Present)

Page 14 of SAI

The reference to Mr. Chesnut’s membership on the Audit Committee on page 14 is replaced by a reference to Mr. Thornburg.

The summary of Mr. Chesnut’s specific experience, qualifications, attributions and skills relating on page 14 is replacing with the following:

“Mr. Thornburg is currently a LLC Member and CEO of Sacoma Specialty Products. He is also currently a LLC Manager of Brown Hill Landscape, LLC and Value Creation Advising, LLC. Mr. Thornburg brings to the Board particular experience with executive leadership and business management. Mr. Thornburg also previously was acted as Chief Financial Officer and President of Sacoma International, LLC, and, in addition to the above, brings to the Board his prior accounting and finance experience. Mr. Thornburg joined the Board in 2022.”

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